Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,022,000
Previously Paid Amount	0.00
Total Fee Amount	615.77
Total Offset Amount	0.00
Net Fee	615.77
Narrative - Max Aggregate Offering Price	$ 4,022,000
Final Prospectus	true